Offerings	Feb. 25, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Equity Units
Maximum Aggregate Offering Price	$ 1,150,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 158,815.00
Offering Note	This registration fee table shall be deemed to update the "Registration fee" in Item 14. Other Expenses of Issuance and Distribution in the Registration Statement on Form S-3 (File No. 333-277140 and 333-277140-04) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. Represents an aggregate amount of $1,150,000,000 of the Equity Units offered hereby and an aggregate amount of $1,150,000,000 of the Common Stock for which consideration will be received upon settlement of the purchase contracts. Each Equity Unit will consist of (i) a purchase contract issued by PPL Corporation, (ii) a 1/40, or 2.5%, undivided beneficial ownership interest in $1,000 principal amount of PPL Capital Funding, Inc.'s Remarketable Senior Notes due 2034 and (iii) a 1/40, or 2.5%, undivided beneficial ownership interest in $1,000 principal amount of the PPL Capital Funding, Inc.'s Remarketable Senior Notes due 2039.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01381%
Offering Note	See above.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Remarketable Senior Notes due 2034
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See above.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Remarketable Senior Notes due 2039
Fee Rate	0.01381%
Offering Note	See above.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guarantees of Remarketable Senior Notes due 2034
Fee Rate	0.01381%
Offering Note	The debt securities issued by PPL Capital Funding, Inc. are guaranteed by PPL Corporation. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee is payable with respect to the guarantees.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guarantees of Remarketable Senior Notes due 2039
Fee Rate	0.01381%
Offering Note	The debt securities issued by PPL Capital Funding, Inc. are guaranteed by PPL Corporation. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee is payable with respect to the guarantees.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 1,150,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 158,815.00
Offering Note	See footnote 1.